Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Other Current Liabilities Abstract
GST and other tax liabilities		$ 23,123	$ 91,825
Cheques issued	[1]	4,418,753	2,008,696
Capital creditors		1,409,655	897,041
Advances from customers		275,809	415,463
Total		$ 6,127,340	$ 3,413,025

[1]	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.